EV MARATHON ALABAMA MUNICIPALS FUND
                     EV TRADITIONAL ALABAMA MUNICIPALS FUND
                 Supplement to Prospectus dated January 1, 1997

         Under  the  section   entitled   "Management   of  the  Funds  and  the
Portfolios," the following paragraph is added:

          William H. Ahern, Jr. is now the portfolio manager of the Alabama Portfolio. He has been a Vice President of Eaton Vance and BMR since January, 1996 and an employee of Eaton Vance since 1989.

June 2, 1997                                                             ALPS


                      EV MARATHON COLORADO MUNICIPALS FUND
                     EV TRADITIONAL COLORADO MUNICIPALS FUND
                 Supplement to Prospectus dated December 1, 1996

         Under  the  section   entitled   "Management   of  the  Funds  and  the
Portfolios," the following paragraph is added:

          William H. Ahern, Jr. is now the portfolio manager of the Colorado Portfolio. He has been a Vice President of Eaton Vance and BMR since January, 1996 and an employee of Eaton Vance since 1989.

June 2, 1997                                                           COSUPP